LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of operating lease liabilities
2025		¥ 27,736
2026	¥ 18,591	7,061
2027	11,049	1,074
2028	3,665
Total undiscounted lease payments	33,305	35,870
Imputed interest	(622)	(919)
Total lease liabilities	¥ 32,683	¥ 34,951